Share-based Compensation - Summary of Restricted Shares Units (Detail) (Post-IPO Plan [Member], Restricted Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post-IPO Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1	2,360,806	1,283,295
Shares, Granted	2,021,918	1,571,236
Shares, Vested	(849,289)	(400,835)
Shares, Forfeited	(233,312)	(92,890)
Shares, Outstanding at December 31	3,300,123	2,360,806	1,283,295
Weighted average grant date fair value, Outstanding at January 1	$ 16.08	$ 13.27
Weighted average grant date fair value, Granted	$ 23.31	$ 17.52	$ 13.27
Weighted average grant date fair value, Vested	$ 15.72	$ 13.27
Weighted average grant date fair value, Forfeited	$ 16.74	$ 13.81
Weighted average grant date fair value, Outstanding at December 31	$ 20.56	$ 16.08	$ 13.27